OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Other Assets [Abstract]
OTHER CURRENT ASSETS	OTHER CURRENT ASSETS

at December 31	2021	2020
(millions of Canadian $)

Keystone XL contractual recoveries (Note 6)	640	—
Cash provided as collateral	273	142
Contract assets (Note 5)	202	132
Fair value of derivative contracts (Note 26)	169	235
Keystone XL assets held for sale	138	—
Prepaid expenses	112	126
Regulatory assets (Note 12)	53	131
Other	130	114
	1,717	880